U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                { X }

         Pre-Effective Amendment No.        __


         Post-Effective Amendment No.        1

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        { X }

         Amendment No.                       3



                        (Check appropriate box or boxes)
                            HUSSMAN INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                       3525 Ellicott Mills Drive, Suite B
                          Ellicott City, Maryland 21043
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (410) 750-3900

                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):


/ X /   immediately upon filing pursuant to paragraph (b)
/   /   on (date ) pursuant to paragraph (b)
/   /   60 days after filing pursuant to paragraph (a) (1)
/   /   on (date) pursuant to paragraph (a) (1)
/   /   75 days after filing pursuant to paragraph (a) (2)
/   /   on (date) pursuant to paragraph (a) (2) of Rule 485(b)



If appropriate, check the following box:

/   /   This  post-effective  amendment  designates  a  new effective date for a previously filed post-effective amendment.

                [GRAPHIC OMITTED]    HUSSMAN

                              STRATEGIC GROWTH FUND

             For Investors Seeking Long-Term Capital Appreciation,
                 with Added Emphasis on Capital Preservation in
                         Unfavorable Market Conditions



                               [GRAPHIC OMITTED]




          HUSSMAN INVESTMENT TRUST     PROSPECTUS: NOVEMBER 1, 2001



For information or assistance in opening an account, please call toll-free
                         1-800-HUSSMAN (1-800-487-7626)


This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved the Fund's shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

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Table of Contents
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Risk/Return Summary ..................................................1
Fees and Expenses ....................................................4
Investment Objective, Principal Strategies
  and Related Risks ..................................................5
Fund Management .....................................................11
How the Fund Values Its Shares ......................................12
How to Buy Shares ...................................................13
How to Redeem Shares ................................................16

Dividends, Distributions and Taxes ..................................20

Financial Highlights ................................................21
Customer Privacy Policy .............................................22






                       John  P. Hussman, Ph.D.  is  the  president  of   Hussman
                       Econometrics  Advisors  and   the  portfolio  manager  of
                       Hussman  Strategic  Growth Fund.  Previously, Dr. Hussman
                       was a professor  at the University of  Michigan, where he
 [GRAPHIC OMITTED]     taught  courses  in   Financial   Markets,  Banking,  and
                       International Finance. He holds a Ph.D. in Economics from
                       Stanford  University.  He also holds a B.A. in Economics,
                       Phi Beta Kappa, and  an  M.S.  in  Education  and  Social
                       Policy from Northwestern University.

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    Hussman Strategic Growth Fund           [GRAPHIC OMITTED] (800) HUSSMAN

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Risk/Return Summary
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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     HUSSMAN   STRATEGIC  GROWTH  FUND  seeks  to  provide   long-term   capital
appreciation, with added emphasis on capital preservation during unfavorable market conditions.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Fund is designed for investors who want to participate in the stock market while still being protected during unfavorable market climates. The Fund's portfolio will typically be fully invested in common stocks favored by Hussman Econometrics Advisors, Inc., the Fund's investment manager, except for modest cash balances that arise due to the day-to-day management of the portfolio. When market conditions are favorable in the view of the investment manager, the Fund may use options to increase its investment exposure to the market. When conditions are viewed as unfavorable, the Fund may use options and index futures to reduce its exposure to market fluctuations.

     Based on historical evidence, the investment manager believes that market return/risk characteristics differ significantly across market conditions. The two most important dimensions considered by the investment manager are "valuation" and "trend uniformity". Favorable valuation means that stock prices appear reasonable in view of the stream of earnings, dividends, revenues and cash flows expected in the future. Favorable trend uniformity means that price trends are generally advancing across a wide range of securities and industry groups, including large-capitalization stocks, small-capitalization stocks, corporate bonds, Treasury securities, utility stocks, and so forth. Historically, different combinations of valuation and trend uniformity have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager intends to intentionally "leverage" or increase the stock market exposure of the Fund in environments where the return from market risk is expected to be high, and to reduce or "hedge" the exposure of the Fund in environments where the return from market risk is expected to be unfavorable.

     Specific strategies for "leveraging" or increasing stock market exposure include buying call options on individual stocks or market indices and writing put options on stocks which the Fund seeks to own. The maximum position of the Fund in stocks, either directly through purchases of stock or indirectly through option positions, will be limited to 150% of its net assets. This means that the value of the underlying positions represented by options will be limited to 50% of the value of the Fund's net assets at the time of investment.

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                                                                               1
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Risk/Return Summary (continued)
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     Specific  strategies  for reducing or  "hedging"  market  exposure  include buying put options on individual stocks or market indices, writing covered call options on stocks which the Fund owns or call options on market indices, and establishing short futures positions on one or more market indices closely correlated with the Fund's portfolio. The total notional value of such positions is not expected to exceed the value of stocks owned by the Fund, so the most defensive position expected by the Fund will be a "fully hedged" position in which long and short positions are of equal size.

     In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuation and/or trend strength. An important factor is the relationship between current price and the present value of expected future cash flows or dividends. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth rates. The analysis of market activity includes measurements of price strength and unusual trading volume. The investment manager believes that strength in these measures is often followed by favorable earnings surprises above consensus estimates.

     The choice of market indices used for hedging will be based on a consideration of the securities held by the portfolio from time to time, and the liquidity of the futures and options on such indices. The Russell 2000 Index, representing roughly two-thirds of the actively traded stocks in the United States, has historically been most closely correlated with Hussman's stock selection approach. This index includes stocks with market capitalizations between about $147 million and $1.4 billion. The investment manager does not, however, specifically restrict the selection of stocks to companies with capitalizations in this range.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund's share price on a daily basis. Significant declines are possible both in the overall stock market and in the specific securities held by the Fund. The market values of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic conditions.

     The success of the Fund's investment strategy depends largely on the investment manager's skill in assessing the potential of the securities in which

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2    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

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Risk/Return Summary (continued)
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the Fund invests. Also, because the Fund's investment position at any given time will range from aggressive to defensive depending on the investment manager's current view of the overall climate of the stock market, a significant factor affecting the Fund's performance will be the investment manager's ability through its proprietary models to correctly identify market conditions. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. Alternatively, if the Fund has leveraged its portfolio in a climate which has historically been favorable for stocks, a market decline will magnify the Fund's investment losses. When the Fund is in its most aggressive position, the share price of the Fund could be expected to fluctuate as much as 1 1/2 times as much as if the Fund had not leveraged its portfolio.

     The techniques that will be used by the Fund to hedge its portfolio are generally considered by the investment manager to be conservative strategies, but involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund's stock investments and may have unexpected or undesired results, such as a loss or a reduction in gains. When options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying such options are unchanged.

     Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?


     The Fund commenced operations on July 24, 2000 and therefore does not have a performance history for a full calendar year.



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                                                                               3
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Fees and Expenses
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This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                  None
     Maximum Contingent Deferred Sales Charge (Load)                   None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None
     Redemption Fee (as a percentage of the amount redeemed)          1.5%(1)(2)

     ANNUAL  FUND  OPERATING  EXPENSES  (expenses  that are
     deducted  from Fund assets)
     Management Fees                                                  1.25%
     Distribution (12b-1) Fees                                         None

     Other Expenses                                                   1.11%
     Total Annual Fund Operating Expenses                             2.36%
     Management Fee Waivers (3)                                       (.36%)

     Net Expenses                                                     2.00%

(1) The redemption fee is imposed only on redemptions of shares WITHIN SIX MONTHS OF THE DATE OF PURCHASE and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.


(2) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

(3) The investment manager has contractually agreed to waive a portion of its advisory fees or reimburse a portion of the Fund's operating expenses until at least December 31, 2002 so that the Fund's ordinary operating expenses do not exceed an amount equal to 2.00% per annum. Advisory fee waivers and expense reimbursements by the investment manager are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred provided that the repayments do not cause the ordinary operating expenses to exceed 2.00% per annum.


EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                          1         3         5         10
                                       YEAR     YEARS     YEARS      YEARS
                                       $203      $702    $1,228     $2,669


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4    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

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Investment Objective, Principal Strategies and
Related Risks
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INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation, with added emphasis on capital preservation during unfavorable market conditions.

PORTFOLIO MANAGEMENT PROCESS

SECURITY SELECTION

     Individual stocks are chosen from the universe of all stocks traded on the New York Stock Exchange, the American Stock Exchange, and the NASDAQ System. The investment manager's investment process involves an analysis of a company's "fundamentals" - revenues, earnings, cash-flows, dividends, and balance sheet information - coupled with an analysis of price trends and trading volume.

     The investment manager's selection model generally seeks securities which display one or more of the following: 1) favorable valuation, meaning a price which is attractive relative to revenues, earnings, cash-flows and dividends expected in the future, 2) positive "surprises" in earnings and expected future growth rates estimated by Wall Street analysts, and 3) favorable market action as measured by price strength and trading volume.

     The investment manager believes that the information contained in earnings, balance sheets and annual reports represents only a fraction of what is known about a given stock. The price behavior and trading volume of a stock may reveal additional information about what traders know. For example, positive earnings surprises are generally followed by price strength. More importantly, such surprises are often preceded by price strength. So in addition to using fundamental research on earnings and valuation, the investment manager relies on proprietary statistical methods to infer as much information as possible from the behavior of individual stock prices. Stated simply, these statistical methods attempt to "filter" information from volatile price behavior in the similar way that a radio isolates a signal from noisy airwaves.

     The focus of this approach is to buy securities of quality companies exhibiting attractive valuation, as well as price and volume behavior which conveys favorable information about future earnings surprises.


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                                                                               5
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Investment Objective, Principal Strategies and
Related Risks (continued)
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MARKET CLIMATE

     Some risks are more rewarding than others. Rather than exposing the Fund to stock market risk at all times, the investment manager attempts to limit the risk of major capital loss during historically unfavorable market conditions. In conditions which the investment manager identifies as involving high risk and low expected return, the Fund's portfolio will be hedged by using stock index futures, options on stock indices or options on individual securities. Under extremely negative market conditions, the Fund's portfolio may be fully hedged. The Fund will typically be fully invested or leveraged when the investment manager identifies conditions in which stocks have historically been rewarding investments.

     The following discussion is intended to explain the general framework used by the investment manager to assess whether market conditions are favorable or unfavorable. It should not be interpreted as an exhaustive account of the market analysis techniques used by Hussman. The descriptions of market performance during various investment climates are based on historical data. There is no assurance that these historical return/risk profiles will continue to be true in the future.

     The  investment   manager's   approach  combines   "valuation"  and  "trend
uniformity" to define investment conditions. Favorable valuation means that stock prices appear reasonable in view of the stream of earnings, dividends, revenues and cash flows expected in the future. Favorable trend uniformity means that price trends are generally advancing across a wide range of securities and industry groups, including large-capitalization stocks, small-capitalization stocks, corporate bonds, Treasury securities, utility stocks, and so forth.

     Each  unique  combination  of  valuation  and trend  uniformity  conditions produces a specific "Market Climate", with its own average historical characteristics of expected return and risk. The intent of the Fund is not to "predict" market direction. All of the Market Climates defined by the investment manager may experience short-term returns which are both positive and negative. Rather, the intent of the Fund is to accept those investment risks which are likely to be compensated by high returns, on average, while attempting to systematically avoid those risks which have historically not been compensated.

     The investment manager believes that the strongest returns will emerge when both valuations and trend uniformity conditions are extremely favorable. On a historical basis, much of the lowest risk, highest return performance of the market has been associated with these conditions. Accordingly, this is typically a climate in which the Fund will establish an aggressive investment


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6    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

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Investment Objective, Principal Strategies and
Related Risks (continued)
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position,   possibly  including  the  use  of  leverage.   Although   historical
stock market returns in this climate have been above the norm, on average, it is possible that returns in this climate may be negative during any particular period. The use of leverage during such a period could lead to a greater loss than if the Fund had not leveraged.

     In contrast, the investment manager believes that the most severe market losses will emerge when both valuations and trend uniformity are unfavorable. The historical frequency of such negative Market Climates is quite low, occurring about 20% of the time. But when both valuations and trend uniformity conditions have been unfavorable, the stock market has historically generated poor returns, on average. Even so, it is possible that returns in this climate may be positive during any particular period. The use of hedging during such a period could lead to a loss or a smaller gain than if the Fund had not hedged.

     Hedging and leverage may be used to a lesser extent during intermediate Market Climates where either valuation or trend uniformity is favorable and the other is unfavorable. When stock valuations have been unfavorably high but trend uniformity has been favorable, stocks have historically generated above-average returns. In this climate, the Fund may partially hedge its portfolio, but will generally maintain a positive market position overall. While actual returns will vary depending on the specific stocks held by the Fund, a "positive market position" means a portfolio which would be expected to benefit from a general advance in the stock market. When valuations have been favorable but trend uniformity has been unfavorable, stocks have historically generated positive but more moderate returns. In this climate, the Fund may be fully or partially hedged, and may attempt to increase stock market exposure by leveraging in response to general price declines.



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                                                                               7
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Investment Objective, Principal Strategies and
Related Risks (continued)
--------------------------------------------------------------------------------

     Here are the general characteristics of the basic Market Climates as defined by the investment manager, based on historical market data, and the general investing approaches for the Fund which correspond to those climates:

                                          TREND UNIFORMITY
                             FAVORABLE                      UNFAVORABLE
                ----------------------------------------------------------------
 V               Very High Expected Return             Average Expected Return

 A               Relatively Low Risk of Loss           Considerable Risk of Loss
    FAVORABLE
 L               Modest Volatility                     Very High Volatility

 U               Emphasize aggressive opportunities    Increase market exposure
                 for capital appreciation              moderately on declines
 A              ----------------------------------------------------------------

 T               Above Average Expected Return         Negative Expected Return

 I               Modest Risk of Loss                   Extreme Risk of Loss
   UNFAVORABLE
 O               Modest Volatility                     High Volatility

 N               Maintain a generally                  Emphasize preservation
                 positive market position              of capital
                ----------------------------------------------------------------

INVESTMENT PRACTICES AND RISKS

     A brief description of the principal investment strategies that the Fund may employ and the principal risks associated with these strategies is provided below. Because of the types of securities in which the Fund invests and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. While the investment manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and by using hedging techniques when considered appropriate, adverse changes in overall market prices and the prices of investments held by the Fund can occur at any time and there is no assurance that the Fund will achieve its investment objective. When you redeem your Fund shares, they may be worth more or less than what you paid for them.

o Stock Investment Risks. Because the Fund normally invests most, or a substantial portion, of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund's share price, which will fluctuate as the values of the Fund's investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock mar-

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
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Investment Objective, Principal Strategies and
Related Risks (continued)
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     kets  move in the same  direction  at the same  time.  In  addition,  other factors can adversely affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted.

     The success of the Fund's investment strategy depends largely on the investment manager's skill in analyzing and selecting securities for purchase and sale and the accuracy and appropriateness of the models utilized by the investment manager in determining which securities to purchase and in determining whether to leverage or hedge the Fund's portfolio.

o Derivative Instruments. The Fund may sell futures contracts on broad-based stock indices (and options on such futures contracts), and may purchase and write put and call options on such indices. The Fund may also purchase and write call and put options on individual securities. These are all referred to as "derivative" instruments, since their values are based on ("derived from") the values of other securities.

     A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. When a futures contract is sold short, the seller earns a positive return if the stock index declines, and earns a negative return if the stock index advances. The primary use of stock index futures by the Fund will be to hedge the Fund's stock portfolio against potential market declines. The term "hedging" refers to the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment.

     A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. The expected use of call options by the Fund will generally be to purchase call options on stocks which the Fund seeks to own, and to write call options on stocks which are owned by the Fund but are not expected to advance significantly over the short term. Call options may also be written on market indices for the purpose of hedging market risk. The expected use of put options by the Fund will generally be to purchase put options on market indices for the purpose of hedging market risk, and to write put options as a method of reducing the potential acquisition cost of stocks which the Fund seeks to own.


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                                                                               9
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Investment Objective, Principal Strategies and
Related Risks (continued)
--------------------------------------------------------------------------------

     The Fund will adhere to specific limitations on its use of derivatives. The most aggressive stance expected to be taken by the Fund will be a leveraged position in which the total ownership of stocks, directly through purchase and indirectly through options and futures, is equal to 150% of net assets. This means that the value of the underlying positions represented by options and futures will be limited to 50% of the value of the Fund's net assets at the time of investment. Thus, when the Fund is in its most aggressive stance, the share price of the Fund could be expected to fluctuate as much as 1 1/2 times as much as if the Fund had not leveraged its portfolio. The most defensive stance expected to be taken by the Fund will be a "fully hedged" position. Accordingly, even during the most unfavorable market conditions, the notional value of hedging positions through the combination of short futures contracts, short call options and purchased put options will not significantly exceed the value of the stock portfolio owned by the Fund.

     The percentage limitations on the use of derivative instruments set forth above applies at the time an investment in a derivative is made. A later change in percentage resulting from an increase or decrease in the values of investments or in the net assets of the Fund will not constitute a violation of such limitations.

     Derivative instruments can be volatile. The use of such instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the investment manager uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund's return. The Fund could also experience losses if the indices underlying its futures and options positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for an option or future becomes illiquid. Options purchased by the Fund may decline in value with the passage of time, even in the absence of movement in the underlying security.

o Portfolio Turnover. The Fund's trading in some stocks may be relatively short-term, meaning that the Fund may buy a security and sell it a short period of time thereafter to realize gains, if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses, which would reduce the Fund's performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders at the end of the year, which would reduce the after-tax performance of the Fund.

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10    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER

     Hussman Econometrics Advisors, Inc. ("Hussman"), 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043, serves as the investment adviser to the Fund. Hussman is a registered investment adviser that manages more than $45 million in assets as of the date of this Prospectus. John P. Hussman, Ph.D. (Economics, Stanford University, 1992) is the Chairman, President and controlling shareholder of Hussman. Dr. Hussman also serves as the President of Hussman Investment Trust and portfolio manager of the Fund. From 1992 until 1999, he was an Adjunct Assistant Professor of Economics and International Finance at the University of Michigan. His academic research has focused on financial market efficiency and information economics. Subject to the Fund's investment objectives and strategies, Dr. Hussman makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

     For its services, the Fund pays Hussman an investment advisory fee computed at the annual rate of 1.25% of the Fund's average daily net assets, less any fee waivers and expense reimbursements. The investment advisory fee paid by the Fund is higher than those paid by most other mutual funds.

     Hussman has agreed, until at least December 31, 2002, to waive its investment advisory fees and to reimburse Fund expenses to the extent necessary to limit the Fund's aggregate annual ordinary operating expenses to 2% of its average daily net assets. Any such fee waivers by Hussman through December 31, 2002 or thereafter, or payments or reimbursements of expenses which are the Fund's obligation, are subject to repayment by the Fund provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 2% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment.

THE ADMINISTRATOR

     Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory,  compliance  and  reporting  services,  (v)  processing  shareholder


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

     The Statement of Additional Information has more detailed information about Hussman and other service providers to the Fund.

--------------------------------------------------------------------------------

How the Fund Values Its Shares
--------------------------------------------------------------------------------

     The net asset value ("NAV") of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund values its portfolio securities at their current market value determined on the basis of market quotations, or, if market quotations are not readily available, at their fair value as determined under procedures adopted by the Fund's Board of Trustees.

     Your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Redemptions of Fund shares may be subject to a redemption fee (see "How to Redeem Shares" for details).


--------------------------------------------------------------------------------
12    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

--------------------------------------------------------------------------------

How to Buy Shares
--------------------------------------------------------------------------------

     The Fund is no-load, which means that shares may be purchased without imposition of a sales charge. Shares of the Fund are available for purchase from the Fund every day the New York Stock Exchange is open for business, at the Fund's NAV per share next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary.

     The Fund mails you confirmatins of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

MINIMUM INVESTMENT

     The minimum initial investment in the Fund is $1,000, except an IRA or a gift to minors, for which the minimum initial investment is $500. The minimum investment may also be waived or reduced for certain other types of retirement accounts, gifts to minors, and direct deposit accounts. See "Shareholder Services."

OPENING AN ACCOUNT

     An account may be opened by mail or bank wire, as follows:

     BY MAIL. To open a new account by mail:

o    Complete and sign the account application.

o    Enclose a check payable to the Fund.

o Mail the application and the check to the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") at the following address:

               Hussman Investment Trust
               c/o  Ultimus Fund Solutions, LLC
               P.O. Box 46707
               Cincinnati, Ohio 45246-0707

     BY WIRE. To open a new account by wire, call the Transfer Agent at 1-800-HUSSMAN. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRSTAR Bank, N.A.
               ABA # 042000013
               Attention: Hussman Strategic Growth Fund
               Credit Account # 821663168
               Account Name _________________
               For Account # _________________

     The order is considered received when Firstar Bank, N.A., the Fund's custodian (the "Custodian") receives payment by wire. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds.


     THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms or financial institutions. These organizations are authorized to accept purchase orders on behalf of the Fund. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.


SUBSEQUENT INVESTMENTS

     Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA, which must be in amounts of at least $50. Additional purchases may be made:

o By sending a check, made payable to the Fund, to Hussman Investment Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-800-HUSSMAN before wiring funds.


--------------------------------------------------------------------------------
14    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

o    Through your brokerage firm or other financial institution.


o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

     BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100. ACH is the electronic transfer of funds directly between an account with a financial institution and the Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-800-HUSSMAN. Allow at least two weeks for preparation before using ACH. To order a purchase or redemption by ACH, call the Transfer Agent at 1-800-HUSSMAN. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. ACH share purchase transactions are completed when payment is received, approximately two business days following the placement of the transfer order.

     ACH may be used to make direct deposits into a Fund account of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.


AUTOMATIC INVESTMENT PLAN

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent pays the costs of your transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account.



PURCHASES IN KIND

     The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of Hussman based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which Hussman may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund's NAV.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

How to Redeem Shares
--------------------------------------------------------------------------------

     Shares of the Fund may be redeemed on any day on which the Fund computes its net asset value. Shares are redeemed at their NAV next determined after the Transfer Agent receives the redemption request in proper form. Redemption requests may be made by mail or by telephone.

     BY MAIL. A shareholder may redeem shares by mailing a written request to Hussman Investment Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

     SIGNATURES. Shareholders requesting a redemption of $50,000 or more, or a redemption of any amount payable to a person other than the shareholder of record or to be sent to an address other than that on record with the Fund, must have all signatures on written redemption requests guaranteed. The Transfer
Agent will accept signatures guaranteed by a financial institution whose deposits are insured by the FDIC; a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer
Agent will not accept signature guarantees by a notary public. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

     Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

     BY TELEPHONE. You may also redeem shares by telephone by calling the Transfer Agent at 1-800-HUSSMAN. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-800-HUSSMAN.

     Telephone redemptions may be requested only if the proceeds are to be issued to the shareholder of record and mailed to the address on record with the Fund. Upon request, proceeds of $100 or more may be transferred by

--------------------------------------------------------------------------------
16    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 by the Fund's custodian for outgoing wires.

     Telephone privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

     The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.


     THROUGH  YOUR  BROKER OR  FINANCIAL  INSTITUTION.  You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form before 4:00 p.m., Eastern time, or such earlier time as may be required by such organization. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.


RECEIVING PAYMENT

     The Trust normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemptions for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REDEMPTION FEE

     A redemption fee of 1.5% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of shares within six months of the date of purchase. No redemption fee will be imposed to the extent that the value of the shares redeemed does not exceed (i) the current value of shares acquired through reinvestment of dividends or capital gain distributions, plus
(ii) any increase in the value of an investor's shares above the dollar amount of all of the investor's payments for the purchase of shares held by the investor at the time of redemption.

     In determining whether a redemption fee is applicable to a particular redemption, the calculation will be made in a manner that results in the lowest possible fee. It will be assumed that the redemption is made first from amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then, from amounts representing any increase in the value of shares above the total amount of payments for the purchase of such shares; then, from amounts representing shares purchased more than six months prior to redemption; and finally, from amounts representing shares purchased within six months prior to the redemption.

MINIMUM ACCOUNT BALANCE

     Due to the high cost of maintaining accounts with low balances, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below a required minimum value of $1,000 ($500 for IRA accounts or gifts to minors) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


--------------------------------------------------------------------------------
18    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


AUTOMATIC WITHDRAWAL PLAN

     If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-800-HUSSMAN for additional information.


REDEMPTIONS IN KIND

     The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Dividends, Distribution and Taxes
--------------------------------------------------------------------------------

    Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

     Income dividends and short-term capital gains distributions are generally taxed as ordinary income. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

     When you redeem Fund shares, you generally realize a gain or loss. Except for tax-deferred accounts and tax-exempt investors, any gain on a redemption of Fund shares will be subject to federal income tax.

     You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

     Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

     Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.



--------------------------------------------------------------------------------
20    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain financial information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 2001*

Net asset value at beginning of period .........................$       10.00
                                                                -------------

Income from investment operations:
     Net investment income (loss)...............................       ( 0.04)
     Net realized and unrealized gains on investments...........         2.24
                                                                -------------
Total from investment operations................................         2.20
                                                                -------------

Net asset value at end of period................................$       12.20
                                                                =============

Total Return (not annualized)...................................       22.00%
                                                                =============

Net assets at end of period.....................................$ 20,228,104
                                                                =============

Ratio of expenses to average net assets:
     Before advisory fees waived................................        2.36%(1)
     After advisory fees waived.................................        1.99%(1)

Ratio of net investment loss to average net assets..............       -0.53%(1)

Portfolio turnover rate.........................................          55%(1)

(1) Annualized.

* Represents the period from the commencement of operations (July 24, 2000) through June 30, 2001.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Customer Privacy Policy
--------------------------------------------------------------------------------

     WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

     In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

     We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

     WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

     To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

     We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

     WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

     We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

     We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information.

     This privacy policy explains how we handle nonpublic personal information; however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

     This privacy policy notice is for Hussman Investment Trust (the "Trust"), Hussman Econometrics Advisors, Inc., the Trust's investment adviser, and Ultimus Fund Distributors, LLC, the Trust's principal underwriter.

     IF YOU HAVE ANY QUESTIONS ABOUT THE CONFIDENTIALITY OF YOUR CUSTOMER INFORMATION, PLEASE CALL 1-800-HUSSMAN (1-800-487-7636) TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.


--------------------------------------------------------------------------------

22    Hussman Strategic Growth Fund          [GRAPHIC OMITTED]    (800) HUSSMAN

--------------------------------------------------------------------------------

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


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





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

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--------------------------------------------------------------------------------

                          ADMINISTRATOR/TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246

                                www.hussman.net
                         1-800-HUSSMAN (1-800-487-7626)



                               INVESTMENT ADVISER
                      Hussman Econometrics Advisors, Inc.
                       3525 Ellicott Mills Drive, Suite B
                         Ellicott City, Maryland 21043



                                   CUSTODIAN
                               Firstar Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202




                            INDEPENDENT ACCOUNTANTS
                              Arthur Andersen LLP
                        720 E. Pete Rose Way, Suite 400
                             Cincinnati, Ohio 45202




                                 LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

                [GRAPHIC OMITTED]    HUSSMAN

                              FOR MORE INFORMATION

In addition to the information contained in the Prospectus, the following documents are available free upon request:

          o    Annual and Semiannual Reports


     The Fund publishes annual and semiannual reports to shareholders that contain detailed information on the Fund's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


          o    Statement of Additional Information (SAI)

     The  SAI  provides  more  detailed   information  about  the  Fund.  It  is
     incorporated by reference and is legally considered a part of this Prospectus.

You may request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to Ultimus Fund Solutions at the address on the previous page. Your may also call toll-free:

                         1-800-HUSSMAN (1-800-487-7626)

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address: publicinfo@sec.gov.

                                www.hussman.net

                               [GRAPHIC OMITTED]


                    Investment Company Act File No. 811-9911

                         HUSSMAN STRATEGIC GROWTH FUND

                           An Investment Portfolio of

                            HUSSMAN INVESTMENT TRUST

                       Statement of Additional Information


                                November 1, 2001


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Hussman Investment Trust dated November 1, 2001, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing Hussman Investment Trust at 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or by calling toll free 1-800-HUSSMAN (1-800-487-7626).



                                TABLE OF CONTENTS

FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS .............................2

NET ASSET VALUE ..............................................................11

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...............................11

SPECIAL SHAREHOLDER SERVICES .................................................12

MANAGEMENT OF THE TRUST ......................................................13

INVESTMENT ADVISER ...........................................................16

PORTFOLIO TRANSACTIONS .......................................................17

OTHER SERVICE PROVIDERS ......................................................18

GENERAL INFORMATION ..........................................................20

ADDITIONAL TAX INFORMATION ...................................................21

PERFORMANCE INFORMATION ......................................................22

FINANCIAL STATEMENTS .........................................................24

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------

                            HUSSMAN INVESTMENT TRUST
                            ------------------------


     Hussman Investment Trust (the "Trust") is an open-end management investment company which currently offers one diversified investment portfolio, Hussman Strategic Growth Fund (the "Fund"). The Trust was organized and its Agreement and Declaration of Trust was filed with the State of Ohio on June 1, 2000.

                FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS

                              INVESTMENT OBJECTIVE

     The Fund's objective is to provide long-term capital appreciation, with added emphasis on capital preservation during unfavorable market conditions.


                ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS,
                              STRATEGIES AND RISKS

     Information contained in this Statement of Additional Information expands upon information contained in the Fund's Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

OPTIONS AND FUTURES

     As discussed in the Prospectus, the Fund may engage in certain transactions in options and futures contracts and options on futures contracts. The specific transactions in which the Fund may engage are noted and described in the Prospectus. The discussion below provides additional information regarding the use of futures and options transactions.

     Regulatory Matters. The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for the exemption of a mutual fund, or the investment adviser thereto, from registration as a commodity pool operator. In accordance with those restrictions, the Fund will use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder. As to long positions which are used as part of the Fund's investment strategy and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future.

For an option on a future, that value is the underlying commodity value of the future underlying the option.

     Futures and Options Transactions. The Fund may use futures contracts and related options for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which it invests. For example, the Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that might adversely affect prices of the Fund's portfolio securities. To the extent that there is a correlation between the Fund's portfolio and a particular stock index, the sale of futures contracts on that index could reduce general market risk and permit the Fund to retain its securities positions.

     The Fund may purchase call options on individual stocks and baskets of stocks to hedge against a market advance that might increase the prices of securities that the Fund is planning to acquire. Alternatively, the Fund may sell stock index futures contracts (or purchase puts on such contracts) to provide protection against a decline in the price of a security below a specified level or a sector or general market decline. The Fund may purchase and write options in combination with each other to adjust the risk and return of its overall investment positions. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to synthesize a position similar to that which would be achieved by selling a futures contract.

     By purchasing a put option on an individual stock, the Fund could hedge the risk of a devaluation of that individual stock. The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Fund. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option (in the form of premium and transaction costs), the Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

     By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Fund would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

     The Fund may engage in the writing (selling) of covered call options with respect to the securities in the Fund's portfolio to supplement the Fund's income and enhance total returns. The Fund may write (sell) listed or over-the-counter call options on individual securities held by the Fund, on baskets of such securities or on the Fund's portfolio as a whole. The Fund will write only covered call options, that is, the Fund will write call options only when it has in its portfolio (or has the right to acquire at no cost) the securities subject to the option. A written option may also be considered to be covered if the Fund owns an option that entirely or partially offsets its obligations under the written option. Index options will be considered covered if the pattern of price fluctuations of the Fund's portfolio or a portion thereof substantially replicates the pattern of price fluctuations in the index underlying the option. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date. An index call option written by the Fund obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option. The Fund may terminate its obligations under a call option by purchasing an option identical to the one written. Writing covered call options provides the Fund with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options. Writing covered call options may reduce the Fund's returns if the value of the underlying security or index increases and the option position is exercised or closed out by the Fund at a loss.

     Risks of Futures and Options. The purchase and sale of options and futures contracts and related options involve risks different from those involved with direct investments in securities and also require different skills from the investment manager in managing the Fund's portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the investment manager is not successful in employing such instruments in managing the Fund's investments or in predicting market changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that the Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the Fund may need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with these transactions, or that the Fund may be unable to closed out or liquidate its hedged position. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield. The Fund's current policy is to limit options and futures transaction to those described above. The Fund may purchase and write both over-the-counter and exchange traded options.

     Risks of Options on Stock Indices. As discussed above, the purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted. If this occurs, the Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes. However, it is a policy of the Fund to purchase options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

     The purchaser of an index option may also be subject to a timing risk. If an option is exercised by the Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely, because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced. Alternatively, when the index level is close to the exercise price, the Fund may sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the opinion of the investment manager, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

     Stock Index Futures Characteristics. Currently, stock index futures contracts can be purchased or sold with respect to several different stock
indices,   each  based  on  a  different  measure  of  market   performance.   A
determination as to which of the index contracts would be appropriate for purchase or sale by the Fund will be based upon, among other things, the liquidity offered by such contracts and the volatility of the underlying index.

     Unlike when the Fund purchases or sells a security, no price is paid to or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in its segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills) currently ranging from approximately 10% to 15% of the contract amount. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract. Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which the Fund may be required to make during the term of the contracts to its broker. Such payments would be required where, during the term of a stock index futures contract purchased by the Fund, the price of the underlying stock index declined, thereby making the Fund's position less valuable. In all instances involving the purchase of stock index futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position with will operate to terminate its position in the futures contract.

     Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able to fashion its program to invest in the security or in options on the security, it is possible that the market may decline. If the Fund, as a result, decided not to make the planned investment at that time either because of concern as to the possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index itself and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced. In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

BORROWING MONEY

     Borrowing for the purpose of purchasing securities is a practice known as "leverage." This practice involves special risks and is considered a speculative investment technique. Leverage exists when the Fund incurs borrowings or other liabilities to enable it to purchase and hold investment positions in an amount that exceeds the Fund's capital base. Leverage creates the risk of magnified capital losses which occur when the additional investments purchased by using leverage decline in value because, in such cases, the Fund's losses will be greater than if it did not borrow money to purchase investments. Borrowing involves the creation of a liability that requires the Fund to pay interest.

     The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of the Fund's investments, adverse market movements and increases in the cost of borrowing. So long as the Fund is able to realize a net return on the additional investments purchased by using leverage that is higher than the interest expense incurred, leverage will result in higher investment returns to the Fund than if the Fund were not leveraged. On the other hand, changes in securities prices could cause the relationship between the cost of leveraging and the return to change so that rates involved in the leveraging arrangement may substantially increase relative to the return on the securities in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

     During the coming year, the Fund does not intend to borrow money for leveraging purposes, but may borrow up to 20% of its net assets to maintain necessary liquidity to make payments for redemptions of Fund shares; provided that the Fund will not purchase any additional investments while such borrowings are outstanding.

MONEY MARKET MUTUAL FUNDS

     The Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund, provided that the Fund may not acquire more than 3% of the total outstanding shares of any money market fund, and provided further that no more than 10% of the Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. Notwithstanding the foregoing percentage limitations, the Fund may invest any percentage of its assets in a money market fund if immediately after such purchase not more than 3% of the total outstanding shares of such money market fund is owned by the Fund and all affiliated persons of the Fund. The Fund will incur additional expenses due to the duplication of expenses to the extent it invests in securities of money market mutual funds.

COMMERCIAL PAPER

     Commercial   paper  consists  of  unsecured   promissory  notes  issued  by
corporations. Issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

     The Fund may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories.

ILLIQUID SECURITIES

     The Fund may purchase illiquid securities, but will not do so if as a result more than 15% of its net assets would be invested in those securities. Illiquid securities generally include (i) private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

     Because of the absence of a trading market for illiquid securities, the Fund may not be able to sell those securities at the times it desires to do so or at prices which are favorable. The investment manager will monitor the liquidity of the Fund's investments in illiquid securities. Certain Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments in accordance with procedures adopted by the Trust's Board of Trustees.


     The Fund, if it invests in securities for which there is no ready market, may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the investment manager's most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded. During the coming year, the Fund does not intend to invest more than 5% of its net assets in illiquid securities.


REPURCHASE AGREEMENTS

     The Fund may purchase securities subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund acquires securities from a member bank of the Federal Reserve or a registered broker-dealer which the investment manager deems creditworthy, subject to the seller's agreement to repurchase those securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is obligated to maintain at all times with the Fund's Custodian or a sub-custodian the underlying securities as collateral in an amount not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation or becomes insolvent, the Fund has the right to sell the collateral and recover the amount due from the seller. However, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities is less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund is delayed pending court action. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the investment manager has determined are creditworthy under guidelines established by the Trustees.

     At such time as the Fund engages in the practice of securities lending, the Trustees will adopt procedures in order to manage the risks of securities lending.

INVESTMENT RESTRICTIONS

     The Fund's investment objective may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the Fund is subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. When used in this Statement of Additional Information and the Prospectus, a "majority" of the Fund's outstanding shares means the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders or more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

     The  Fund may not:

     1. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

     2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (except that such limitation does not apply to U.S. Government securities and securities of other investment companies).

     3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33 1/3% of the value of its total assets and except to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereof.

     4. Make loans to other persons except (i) by the purchase of a portion of an issue of bonds, debentures or other debt securities; (ii) by lending portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets; and (iii) by entering into repurchase agreements.

     5. Underwrite securities of other issuers, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws.

     6. Purchase securities of companies for the purpose of exercising control.

     7. Purchase or sell real estate, except that the Fund may invest in securities of companies that invest in real estate or interests therein and in securities that are secured by real estate or interests therein.

     8. Purchase or sell commodities or commodities contracts, except that the Fund may purchase and sell futures contracts and options thereon.

     Unless stated otherwise, if a percentage limitation set forth above, or stated elsewhere in this Statement of Additional Information or in the Prospectus, is met at the time an investment is made, a later change in percentage resulting from a change in the value of the Fund's investments or in the net assets of the Fund will not constitute a violation of such percentage limitation.

PORTFOLIO TURNOVER


     The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares or implementation of hedging strategies. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund's shareholders. The investment manager does not anticipate that the Fund's annual portfolio turnover rate will exceed 200%. The Fund's annualized portfolio turnover rate for the fiscal period ended June 30, 2001 was 55%.

                                 NET ASSET VALUE

     The net asset value of the Fund is determined and the shares of the Fund are priced as of the close of trading on each day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     For purposes of computing the net asset value of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Options traded on national securities exchanges are valued at a price between the closing bid and asked prices determined to most closely reflect market value as of the time of computation of net asset value. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees of the Trust. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shares of the Fund are offered for sale on a continuous basis. Shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase or redemption order in proper form.


     The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

     The Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but it has committed to pay in cash all redemption requests by a shareholder of record, limited in amount during any 90-day period up to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

                          SPECIAL SHAREHOLDER SERVICES

     As noted in the Prospectus, the Fund offers the following shareholder services:

     REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

     AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular monthly or bi-monthly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the fifteenth and/or the last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

     SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $5,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $50 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Payments may be made directly to an investor's account with a commercial bank or
other   depository   institution   via  an  Automated   Clearing  House  ("ACH")
transaction.

     Instructions for establishing this service are included in the Application contained in the Prospectus or are available by calling the Fund. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment that the redemption of shares to make withdrawal payments and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by an investor upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-HUSSMAN, or by writing to:

                            Hussman Investment Trust
                         c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

     TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Transfer Agent.

                             MANAGEMENT OF THE TRUST


     Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Fund's shareholders. The initial Trustees were elected by John P. Hussman as the initial shareholder of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. Certain officers of the Trust also may serve as a Trustee.


     The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The disinterested Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

     The Trustees and officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:


NAME, AGE AND                              POSITION WITH THE             PRINCIPAL OCCUPATIONS
ADDRESS                                    TRUST                         DURING PAST 5 YEARS
                                                                         AND OTHER AFFILIATIONS

John P. Hussman, Ph.D.*                    President and                 Chairman, President and
3525 Ellicott Mills Drive                  Trustee                       Treasurer of Hussman
Ellicott City, Maryland 21043                                            Econometrics Advisors, Inc.;
Age 38                                                                   Professor of Economics
                                                                         and International Finance at the University
                                                                         of Michigan School of Business
                                                                         Administration from 1992 until 1999.

David C. Anderson                          Trustee                       Network Administrator for
916 North Oak Park Avenue                                                Hephzibah Childrens Association
Oak Park, Illinois 60302                                                 (child welfare organization).
Age 50

Lee R. Baker*                              Trustee                       Director of the Raymond F. Baker
3103 SW 37th Street                                                      Foundation; member of the Board
Des Moines, Iowa 50321                                                   of Governors of the Iowa State
Age 71                                                                   University Foundation; Board member of the
                                                                         Baker Council for Excellence in Agronomy.


Nelson F. Freeburg                         Trustee                       President and owner of Formula
4745 Poplar Avenue, Suite 307                                            Research, Inc. (financial
Memphis, Tennessee 38117                                                 newsletter publisher); owner of
Age 49                                                                   Freeburg Properties LLC,
                                                                         Freeburg Development LLC and Chickasaw Land
                                                                         & Investment Co.

William H. Vanover                         Trustee                       Investment Officer for Planning
838 Long Lake Road, Suite 100                                            Alternatives, Ltd. (registered
Bloomfield Hills, Michigan 48302                                         investment adviser).
Age 54

Robert G. Dorsey                           Vice President                Managing Director of
135 Merchant Street, Suite 230                                           Ultimus Fund Solutions, LLC;
Cincinnati, Ohio 45246                                                   prior to March 1999,
Age 44                                                                   President of Countrywide Fund Services,
                                                                         Inc. (mutual fund services company).

Mark J. Seger                              Treasurer                     Managing Director of
135 Merchant Street, Suite 230                                           Ultimus Fund Solutions, LLC;
Cincinnati, Ohio  45246                                                  prior to March 1999, First
Age 39                                                                   Vice President of Countrywide Fund
                                                                         Services, Inc.

John F. Splain                             Secretary                     Managing Director of
135 Merchant Street, Suite 230                                           Ultimus Fund Solutions, LLC;
Cincinnati, Ohio  45246                                                  prior to March 1999, First
Age 45                                                                   Vice President and Secretary of Countrywide
                                                                         Fund Services, Inc. and affiliated
                                                                         companies.


     * Dr. Hussman, as an affiliated person of the Adviser, and Mr. Baker, by reason of his ownership of shares of the Fund, are "interested persons" of the Trust, as defined in the 1940 Act.


     Each Trustee who is not an affiliated person of the Adviser receives an annual retainer of $ 2,000 for services as a Trustee to the Trust, plus a per meeting fee of $500 for each meeting attended. Trustees are reimbursed for expenses incurred in attending such meetings.

     The Trustees have established a Nominating Committee, which is responsible for identifying and nominating qualified individuals to serve as Trustees, and an Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements. Mr. Anderson, Mr. Freeburg and Mr. Vanover are the members of the Nominating Committee and the Audit Committee.


     The table below sets forth the compensation paid to each of the Trustees of the Trust during the fiscal period ended June 30, 2001:

                                        Pension   Annual     Total Compensation
Name of Trustee         Compensation    Benefits  Benefits     Paid to Trustee
---------------         ------------    --------  --------     ---------------

John P. Hussman            None          None      None             None

David C. Anderson         $3,500         None      None            $3,500

Lee R. Baker              $3,000         None      None            $3,000

Nelson F. Freeburg        $3,500         None      None            $3,500

William H. Vanover        $3,500         None      None            $3,500


PRINCIPAL SHAREHOLDERS

     As of October 1, 2001, Lee R. Baker, 3103 SW 37th Street, Des Moines, Iowa 53105, owned of record 41.0% of the outstanding shares of the Fund. Lee R. Baker, who is a Trustee of the Trust, may be deemed to control the Fund as of that date. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of the Fund generally would be able to cast the deciding vote.

     As of October 1, 2001, the Trustees and officers of the Trust as a group owned of record or beneficially 42.6% of the outstanding shares of the Fund.

     As of October 1, 2001, Dr. Charles J. Kallick, as trustee of the Charles J. Kallick Profit Sharing Trust and the Charles J. Kallick Money Purchase Plan, 12 Crooked Mile Road, Westport, Connecticut 06880, owned of record 5.1% of the outstanding shares of the Fund.

                               INVESTMENT ADVISER

     Hussman Econometrics Advisors, Inc. (the "Adviser"), 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043, serves as investment adviser to the Fund under an investment advisory agreement dated as of July 20, 2000 (the "Advisory Agreement"). The Adviser, founded in 1993, is a registered investment adviser that manages more than $45 million in assets as of September 30, 2001. Subject to the Fund's investment objective and policies approved by the Trustees of the Trust, the Adviser manages the Fund's portfolio and makes all investment decisions for the Fund, and continuously reviews, supervises and administers the Fund's investment program.

     For these services, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of the average daily net assets of the Fund.


     The Adviser has contractually agreed to waive a portion of its advisory fees or to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 2% annually of its average net assets. This expense limitation agreement remains in effect until at least December 31, 2002. Any fee waivers or expense reimbursements by the Adviser, either before or after December 31, 2002, are subject to repayment by the Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. During the fiscal period ended June 30, 2001 the fees payable to the Adviser as calculated under the Advisory Agreement were $163,612; however, in order to meet its commitments under the expense limitation agreement described above, the Adviser waived $48,075 of its fees with respect to such fiscal period. Pursuant to the expense limitation agreement, as of June 30, 2001, the Adviser may in the future recoup from the Fund fees waived and reimbursed organizational expenses in an amount up to $103,075.


     Unless sooner terminated, the Advisory Agreement shall continue in effect until July 20, 2002, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons (as defined in the 1940 Act) of any of these parties, cast in person at a meeting called for this purpose. The Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. The Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

     The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

                            PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with the Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund's portfolio transactions.

     Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

     While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

     Investment decisions for the Fund are made independently from those made for other accounts managed by the Adviser. Any other account may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account managed by the Adviser, the policy of the Adviser generally is that the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other account. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund.

     During the fiscal period ended June 30, 2001, the Fund paid brokerage commissions of $45,989.


                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Trust pursuant to service agreements dated as of July 20, 2000 (the "Service Agreements").

     As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

     -- prepares and assembles reports required to be sent to the Fund's shareholders and arranges for the printing and dissemination of such reports;

     -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

     -- arranges for the dissemination to shareholders of the Fund's proxy materials and oversees the tabulation of proxies by the Transfer Agent;

     --   reviews the provision of dividend disbursing services to the Fund;


     -- determines the amounts available for distribution as dividends and distributions to be paid by the Fund to its shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Fund's Transfer Agent and Custodian with such information as is required for them to effect the payment of dividends and distributions;

     -- prepares and files the Fund's federal income and excise tax returns and the Fund's state and local tax returns;

     -- monitors compliance of the Fund's operation with the 1940 Act and with its investment policies and limitations;

     -- provides accounting and bookkeeping services (including the maintenance of such accounts, books and records of the Fund as may be required by Section 31(a) of the 1940 Act and the rules and regulations thereunder);and

     -- makes such reports and recommendations to the Trust's Board of Trustees as the Board reasonably requests or deems appropriate.

     As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

     As Transfer Agent, Ultimus performs the following services in connection with the Fund's shareholders: maintains shareholder records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.


     Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $2,000 per month. The fee payable by the Fund to Ultimus as Fund Accountant is $2,500 per month plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. The fee payable by the Fund to Ultimus as Transfer Agent is at the annual rate of $17 per shareholder account, subject to a minimum fee of $1,500 per month. During the fiscal period ended June 30, 2001, Ultimus received fees of $22,688 from the Fund in its capacity as Administrator, $27,196 in its capacity as Fund Accountant, and $16,875 in its capacity as Transfer Agent.


     Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until July 20, 2002. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, shall be renewed automatically for successive one-year periods.

     The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.


PRINCIPAL UNDERWRITER

     Ultimus Fund Distributors, LLC (the "Distributor"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. The Distributor is compensated by the Adviser for its services to the Trust under a written agreement for such services dated June 6, 2001.


CUSTODIAN

     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as Custodian to the Trust pursuant to a Custody Agreement dated as of July 20, 2000. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

INDEPENDENT AUDITORS


     The Trust has selected Arthur Andersen LLP, 720 E. Pete Rose Way, Suite 400, Cincinnati, Ohio 45202, to serve as independent auditors for the Trust and to audit the financial statements of the Trust for its fiscal year ending June 30, 2002.


TRUST COUNSEL

     The Trust has selected Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York 10022, to serve as counsel for the Trust and counsel to the Trustees who are not "interested persons" of the Trust.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Trust is an unincorporated business trust that was organized under Ohio law on June 1, 2000. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

     Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

TRUSTEE LIABILITY

     The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

CODE OF ETHICS


     The Trust, the Adviser and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. Each of these parties monitors compliance with its Code of Ethics.


                           ADDITIONAL TAX INFORMATION

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the Code. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations. To qualify as a RIC, the Fund must comply with certain distribution, diversification, source of income and other applicable requirements.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distribution sufficient to avoid imposition of the excise tax.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                             PERFORMANCE INFORMATION



     From time to time performance information for the Fund showing its average annual total return and aggregate total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of the Fund will be calculated for the most recent 1, 5 and 10 year periods or, if the Fund has not been in existence for any such period, for the period since the Fund began operations. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. For the fiscal period ended June 30, 2001, the total return of the Fund was 22.00%.

     Total return is a function of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of the Fund will not be included in performance calculations. These fees, if charged, will reduce the actual performance from that quoted. If the Adviser voluntarily waives all or a part of its fees, the total return of the Fund will be higher than it would be in the absence of such voluntary waiver.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is a measure of the change in value of the investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result. For the periods ended September 30, 2001, the average annual total returns of the Fund are as follows:

         One Year                                   22.13%
         Since Inception (July 24, 2001)            21.78%



PERFORMANCE COMPARISONS

     Advertisements, sales materials and shareholder reports may compare the performance of the Fund to the performance of other mutual funds with comparable investment objectives and policies or to various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc., Standard & Poor's, Lehman Brothers, Inc., Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper, Inc. and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes,

Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

     From time to time, the Fund (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4)descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products
(including the Fund) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Fund may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of the Fund.

     Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class. The one- to five-star ratings represent the following ratings by Morningstar, Inc., respectively: Lowest, Below Average, Neutral, Above Average and Highest.


                              FINANCIAL STATEMENTS

     The financial statements of the Fund are incorporated herein by reference to the audited annual report of the Fund dated June 30, 2001.

                            HUSSMAN INVESTMENT TRUST


                          HUSSMAN STRATEGIC GROWTH FUND


                                  ANNUAL REPORT
                              FOR THE PERIOD ENDING
                                  JUNE 30, 2001




                                [GRAPHIC OMITTED]

Dear Shareholder,

The Hussman Strategic Growth Fund performed as intended in the past year, gaining 22.0% from inception on July 24, 2000 through June 30, 2001, versus a gain of 1.2% in the Russell 2000 (our primary benchmark). Other major indices such as the S&P 500 and Nasdaq Composite suffered losses over this period. For the first full year of the Fund's operations (ended July 23, 2001), the Fund gained 24.5%. While the Fund may take more significant market risks when appropriate, our defensive approach last year kept the volatility of the Fund quite low, with a maximum peak-to-trough pullback of just 5.6%.

I use the phrase "as intended" to describe our performance because the objective of the Fund is long-term capital appreciation, with added emphasis on preservation of capital in unfavorable market conditions. The past year provided a good display of this objective in action.

The Hussman Strategic Growth Fund is first and foremost a growth fund, and it is our business to take appropriate risks. We take risks that we expect to be compensated, and we try to avoid, hedge, or diversify away less favorable risks. As a result, when we hedge away market risk, or avoid overvalued or weak industry groups, unexpected advances in these areas may occasionally cause us to miss a gain or even lose ground. It is important to understand that these risks, like all the risks we take, are an intentional part of our discipline.

While the long-term success of the Fund can be measured by how well we satisfy our objectives of capital appreciation and preservation, I measure short-term success by our ability to add holdings that build good value and strong market action into the Fund. It is impossible to control the direction of the Fund on a short-term basis, and I do not attempt to "time" the market in this manner. In my view, a good day for the Fund is when we are able to purchase highly ranked candidates on short-term weakness, or to replace lower ranked holdings on short-term strength. I believe that this adherence to discipline over the short-term is what produces favorable investment returns over the long-term.

                               PERFORMANCE DETAILS

The performance of the Fund is driven by four engines: 1) the valuation of the individual stocks we hold; 2) the trend strength of the stocks we hold; 3) the valuation of the overall market and; 4) the trend strength of the overall market. The "strategic" aspect of the Fund is that we can actively choose which of these engines to engage, and which ones to shut down. Our stock selection is intended to build a portfolio of individual stocks displaying favorable valuation and signs of persistent buying interest. These stocks are also affected by movements in the overall market. Depending on the valuation and internal strength of the overall market, the Fund can take on the market risk of the stocks we own, or hedge it away.

Last year, we were able to fully engage our stock selection engines. The Fund generally maintained a fully invested position in favored stocks, emphasizing sectors displaying good value and favorable market action, including consumer cyclicals, defense stocks, apparel, healthcare, and utilities. In contrast, the Fund underweighted technology and financial stocks, which remain vulnerable based on our criteria.

The overall market engines were in flames and leaking fuel last year, so we chose to shut them down. The Market Climate was characterized by overvaluation and weak internal action, so the Fund hedged its stock portfolio with a slightly smaller short position (using long put-short call option combinations) in the S&P 100 Index and the Russell 2000. This position muted the influence of overall market fluctuations on the Fund's portfolio.

While  the Fund  held a  lighter  weight  in  technology  stocks  than the major indices, we did have several holdings in this area. Despite the dramatic weakness in the technology sector, the performance of our technology selections was mixed, as both the largest gainer in the Fund (NVIDIA) and the largest loser in the Fund (Antec) were in this area. Other top gainers in the Fund came from a diverse range of industries, including gaming (Anchor), drugs (Genzyme, McKesson), apparel (Reebok, Nautica), engineering (URS), and tobacco (Philip Morris, R.J. Reynolds). In contrast, the largest losses in the Fund squarely focused on technology (DSET, Philips Electronics, Molecular Devices, Pomeroy Computer, Cable Design).

                                CURRENT POSITION

On a valuation basis, the overall market continues to be strenuously overvalued. The price/earnings ratio on the S&P 500 stands near 27, compared to a historical norm near 14, while measures such as price/book, price/revenue and price/dividend ratios are even more extreme. In an environment of rising labor costs and limited pricing power, there remains considerable downward pressure on profit margins, so alternative valuation measures based on book value, revenues and dividends may be more accurate. Even if one takes the fairly optimistic view that S&P 500 earnings will reach the peak of their long-term 6% growth channel a decade from now, and that the P/E ratio will remain at 20 (the highest level ever seen on peak-earnings in prior market cycles), one still concludes that the S&P 500 is priced to deliver an average return of only 5% annually over the coming decade.

Still, overvaluation implies only the likelihood of poor long-term returns from a buy-and-hold approach. Shorter term returns have historically been affected by the strength and uniformity of market action across a wide range of industry groups and security types (e.g. large stocks, small stocks, utilities, retail, transportation, financials, corporate bonds, Treasury securities, etc). When such "trend uniformity" is favorable, we are quite willing to take on at least some overall market risk. Presently, we do not observe such uniformity, but it is important to understand that the Fund will take at least a modestly constructive market position (even in the face of significant overvaluation) if such uniformity emerges.

Fortunately, even in a market that is priced to deliver poor long-term returns, one may expect a series of bull and bear markets over shorter horizons. This is of little consequence to a buy-and-hold approach, but it can be beneficial to an approach that takes market risk selectively (for example, when prices are depressed or trends are uniformly favorable) and avoids market risk selectively (for example, when prices are elevated and market internals are weak). Though there is no assurance that a given investment approach will be successful in every type of market, I do believe that a flexible approach to taking market risk will be an advantage in the coming decade.

Moreover, our stock selection approach is not confined to the handful of large-cap growth stocks that drive the S&P 500 and account for the bulk of market capitalization. Increasingly, our favored purchase candidates can be found in the broader market at valuations well below the S&P 500, with consistent historical revenue growth as well. These include companies which are leaders in their industries such as R.R. Donnelly (business printing), Whirlpool (consumer durables) and V.F. Corporation (jeans and apparel).

Such names certainly seem "boring" compared to many of the high-tech glamour stocks currently of interest to investors. I am certainly not averse to purchasing "exciting" stocks when they satisfy our criteria. But I view investment as the purchase of reasonably predictable cash flows, at an attractive price, preferably with evidence of persistent accumulation by other investors. Nowhere in that definition is a requirement that a company must be exciting. Indeed, the Hussman Strategic Growth Fund has been far less exciting to-date than the average technology fund.

In short, the Fund has the ability to selectively take (and avoid) risks in individual stocks, industry groups, and the overall market. Our objective is not to forecast future conditions or "time" the market, nor do we attempt to find the bottom in exciting but high-risk industries. Our approach requires us only to maintain a position consistent with the current evidence: to build a portfolio of individual stocks emphasizing favorable value and market action, and to take a market position in line with the objective Market Climate we identify at any given time. I am pleased that this discipline has served our shareholders well.

Best wishes,

John P. Hussman, Ph.D.

                          Hussman Strategic Growth Fund

        Comparison of the Change in Value of a $10,000 Investment in the
      Hussman Strategic Growth Fund versus the Russell 2000 Index and the
                          Standard & Poor's 500 Index*



                           HUSSMAN                                RUSSELL
                          STRATEGIC           S&P 500              2000
                         GROWTH FUND           INDEX               INDEX
                         -----------         ---------           ---------
     7/24/2000             $10,000           $10,000              $10,000
     7/31/2000             $10,000            $9,773               $9,736
     8/31/2000             $10,030           $10,379              $10,479
     9/30/2000             $10,350            $9,832              $10,171
    10/31/2000             $10,040            $9,790               $9,717
    11/30/2000             $10,840            $9,018               $8,719
    12/31/2000             $11,640            $9,063               $9,468
     1/31/2001             $11,270            $9,384               $9,961
     2/28/2001             $12,030            $8,528               $9,307
     3/31/2001             $12,430            $7,988               $8,852
     4/30/2001             $12,190            $8,609               $9,545
     5/31/2001             $12,340            $8,667               $9,779
     6/30/2001             $12,200            $8,456              $10,117

Past performance is not predictive of future performance.
------------------------------
 Hussman Strategic Growth Fund

        Total Return
      Since Inception**
      -----------------
           22.00%
------------------------------

* The Russell 2000 Index contains small and medium capitalization stocks, and is generally representative of the stocks held by the Hussman Strategic Growth Fund. The S&P 500 Index is a widely followed equity benchmark and is presented for comparative purposes only. Because the Hussman Strategic Growth Fund may vary its exposure to market fluctuations, Fund returns may differ from the performance of major stock market indices.

** Initial public offering of shares was July 24, 2000.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001

ASSETS

   Investments in securities:
        At acquisition cost                                       $   20,145,740
                                                                     ===========
        At value (Note 1)                                         $   21,931,040
   Dividends receivable                                                   17,195
   Receivable for investment securities sold                             165,594
   Receivable for capital shares sold                                        258
   Other assets                                                           18,035
                                                                     -----------
              Total Assets                                            22,132,122
                                                                     -----------

LIABILITIES

   Written call options, at value (Notes 1 and 4)
        (premiums received $1,887,163)                                 1,738,500
   Payable for investment securities purchased                           133,555
   Payable for capital shares redeemed                                     1,075
   Accrued investment advisory fees (Note 3)                               3,943
   Payable to Administrator (Note 3)                                       6,795
   Other accrued expenses                                                 20,150
                                                                     -----------
              Total Liabilities                                        1,904,018
                                                                     -----------

NET ASSETS                                                        $   20,228,104
                                                                     ===========

Net assets consist of:
   Paid-in capital                                                $   17,722,248
   Accumulated net realized gains from
    security transactions                                                571,893
   Net unrealized appreciation on investments                          1,933,963
                                                                     -----------

                                                                  $   20,228,104
                                                                     ===========

Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value)                 1,657,876
                                                                     ===========

Net asset value and offering price price per
 share (A) (Note 1)                                               $        12.20
                                                                     ===========


(A)Redemption price varies based on length of time shares are held.



                See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                             STATEMENT OF OPERATIONS
                           PERIOD ENDED JUNE 30, 2001*


INVESTMENT INCOME
   Dividends                                                        $   191,740
                                                                    -----------

EXPENSES
   Investment advisory fees (Note 3)                                    163,612
   Fund accounting fees (Note 3)                                         27,196
   Administration fees (Note 3)                                          22,688
   Transfer agent and shareholder services fees (Note 3)                 16,875
   Trustees' fees and expenses                                           14,213
   Custodian and bank service fees                                       14,087
   Professional fees                                                     12,169
   Registration and filing fees                                          10,949
   Insurance expense                                                      9,933
   Printing of shareholder reports                                        9,784
   Postage and supplies                                                   4,681
   Pricing fees                                                           3,145
   Other expenses                                                           521
                                                                    -----------
              Total Expenses                                            309,853
   Less fees waived by the Adviser (Note 3)                             (48,075)
                                                                    -----------
              Net Expenses                                              261,778
                                                                    -----------

NET INVESTMENT INCOME (LOSS)                                            (70,038)
                                                                    -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                         76,642
   Net realized gains on option contracts                               565,289
   Net change in unrealized appreciation/depreciation
    on investments                                                    1,933,963
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      2,575,894
                                                                    -----------


NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 2,505,856
                                                                    ===========




* Represents the period from the commencement of operations (July 24, 2000) through June 30, 2001.



                See accompanying notes to financial statements.

                        HUSSMAN INVESTMENT TRUST
                     HUSSMAN STRATEGIC GROWTH FUND
                   STATEMENT OF CHANGES IN NET ASSETS
                       PERIOD ENDED JUNE 30, 2001*


FROM OPERATIONS
   Net investment income (loss)                                     $   (70,038)
   Net realized gains from:
     Security transactions                                               76,642
     Option contracts                                                   565,289
   Net change in unrealized appreciation/depreciation
    on investments                                                    1,933,963
                                                                    -----------
Net increase in net assets resulting from operations                  2,505,856
                                                                    -----------


FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         18,793,475
   Payments for shares redeemed                                      (1,171,227)
                                                                    -----------
Net increase in net assets from capital share transactions           17,622,248
                                                                    -----------

TOTAL INCREASE IN NET ASSETS                                         20,128,104

NET ASSETS
   Beginning of period                                                  100,000
                                                                    -----------
   End of period                                                    $20,228,104
                                                                    ===========


CAPITAL SHARE ACTIVITY
   Sold                                                               1,743,744
   Redeemed                                                             (95,868)
                                                                    -----------
   Net increase in shares outstanding                                 1,647,876
   Shares outstanding at beginning of period                             10,000
                                                                    -----------
   Shares outstanding at end of period                                1,657,876
                                                                    ===========




* Represents the period from the commencement of operations (July 24, 2000) through June 30, 2001.


                See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                              FINANCIAL HIGHLIGHTS
      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT
                         THE PERIOD ENDED JUNE 30, 2001*



Net asset value at beginning of period                            $     10.00
                                                                  -----------

Income from investment operations:
   Net investment income (loss)                                         (0.04)
   Net realized and unrealized gains on investments                      2.24
                                                                  -----------

Total from investment operations                                         2.20
                                                                  -----------

Net asset value at end of period                                  $     12.20
                                                                  ===========

Total Return (not annualized)                                           22.00%
                                                                  ===========

Net assets at end of period                                       $20,228,104
                                                                  ===========

Ratio of expenses to average net assets:
   Before advisory fees waived                                          2.36%(1)
   After advisory fees waived                                           1.99%(1)

Ratio of net investment loss to average net assets                    -0.53% (1)

Portfolio turnover rate                                                   55%(1)


(1) Annualized.



* Represents the period from the commencement of operations (July 24, 2000) through June 30, 2001.



                See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001

                                                                        MARKET
   SHARES                                                                VALUE
 ---------                                                             --------
              COMMON STOCKS - 106.8%
              AEROSPACE/DEFENSE - 7.7%
    3,000     Alliant Techsystems, Inc. (a)                           $ 269,700
    4,000     Boeing Co. (The)                                          222,400
   14,000     Esterline Technologies Corp. (a)                          304,500
    2,000     L-3 Communications Holdings, Inc. (a)                     152,600
    9,000     Lockheed Martin Corp.                                     333,450
    3,500     Northrop Grumman Corp.                                    280,350
                                                                      ---------
                                                                      1,563,000
                                                                      ---------

              AIR FREIGHT - 0.2%
       59     FedEx Corp. (a)                                             2,372
    2,000     Offshore Logistics, Inc. (a)                               38,000
                                                                      ---------
                                                                         40,372
                                                                      ---------

              BANKS - 0.8%
    3,000     KeyCorp                                                    78,150
    3,000     National City Corp.                                        92,340
                                                                      ---------
                                                                        170,490
                                                                      ---------

              BEVERAGES - 1.2%
    6,000     Pepsi Bottling Group, Inc. (The)                          240,600
                                                                      ---------

              BIOTECHNOLOGY - 1.5%
    2,000     Cell Therapeutics, Inc. (a)                                55,280
    4,000     Genzyme Corp. (a)                                         244,000
                                                                      ---------
                                                                        299,280
                                                                      ---------

              BUILDING MATERIALS - 0.6%
    5,000     Standard Pacific Corp.                                    115,750
                                                                      ---------

              CHEMICALS (DIVERSIFIED) - 0.5%
    1,500     FMC Corp. (a)                                             102,840
                                                                      ---------

              COMPUTERS (SOFTWARE AND SERVICES) - 1.1%
   17,000     Avant! Corp. (a)                                          226,100
                                                                      ---------

              ELECTRICAL EQUIPMENT - 3.8%
   10,000     Anixter International, Inc. (a)                           307,000
   17,000     Cable Design Technologies Corp. (a)                       274,720
    4,880     Koninklijke (Royal) Philips Electronics NV-ADR            128,978
    2,000     Park Electrochemical Corp.                                 52,800
                                                                      ---------
                                                                        763,498
                                                                      ---------


                See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001

                                                                       MARKET
   SHARES                                                               VALUE
  --------                                                            ---------
              COMMON STOCKS - 106.8% (continued)
              ELECTRIC COMPANIES - 5.5%
    2,000     Ameren Corp.                                            $  85,400
    6,000     Cleco Corp.                                               136,500
    3,000     DPL, Inc.                                                  86,880
    2,000     DTE Energy Co.                                             92,880
    7,102     Progress Energy, Inc.                                     319,022
    4,500     Reliant Energy, Inc.                                      144,945
    5,000     UtiliCorp United, Inc.                                    152,750
    3,000     Xcel Energy, Inc.                                          85,350
                                                                      ---------
                                                                      1,103,727
                                                                      ---------

              ELECTRONICS (COMPONENT DISTRIBUTORS) - 1.0%
    2,000     Bell Microproducts, Inc. (a)                               23,920
    5,000     Coherent, Inc. (a)                                        180,850
                                                                      ---------
                                                                        204,770
                                                                      ---------

              ELECTRONICS (SEMICONDUCTORS) - 1.5%
    6,000     Integrated Silicon Solution, Inc. (a)                      83,400
   14,000     Pericom Semiconductor Corp. (a)                           220,080
                                                                      ---------
                                                                        303,480
                                                                      ---------

              ENGINEERING AND CONSTRUCTION - 2.1%
    2,000     Jacobs Engineering Group, Inc. (a)                        130,460
   11,000     URS Corp. (a)                                             297,000
                                                                      ---------
                                                                        427,460
                                                                      ---------

              ENTERTAINMENT - 1.9%
    6,000     Anchor Gaming (a)                                         387,720
                                                                      ---------

              EQUIPMENT (SEMICONDUCTORS) - 0.8%
    6,000     Nanometrics, Inc. (a)                                     164,922
                                                                      ---------

              FOODS - 2.0%
    7,500     Suiza Foods Corp. (a)                                     398,250
                                                                      ---------

              GOLD AND PRECIOUS METALS MINING - 3.5%
   16,000     Barrick Gold Corp.                                        242,400
   14,000     Homestake Mining Co.                                      108,500
   11,000     Newmont Mining Corp.                                      204,710
   15,000     Placer Dome, Inc.                                         147,000
                                                                      ---------
                                                                        702,610
                                                                      ---------

              HARDWARE AND TOOLS - 1.3%
    6,000     Toro Co. (The)                                            269,700
                                                                      ---------


                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001

                                                                        MARKET
   SHARES                                                                VALUE
  --------                                                             --------
              COMMON STOCKS - 106.8% (continued)
              HEALTH CARE (DRUGS) - 2.7%
   11,000     McKesson HBOC, Inc.                                     $ 408,320
    7,000     VaxGen, Inc. (a)                                          133,000
                                                                      ---------
                                                                        541,320
                                                                      ---------

              HEALTH CARE (MANAGED CARE) - 2.4%
   12,000     Health Net, Inc. (a)                                      208,800
    5,000     Oxford Health Plans, Inc. (a)                             143,000
    1,500     Wellpoint Health Networks, Inc. - Class A (a)             141,360
                                                                      ---------
                                                                        493,160
                                                                      ---------

              HEALTH CARE (MEDICAL PRODUCTS AND SUPPLIES) - 6.1%
    7,000     Beckman Coulter, Inc.                                     285,600
    7,000     DENTSPLY International, Inc.                              310,450
    7,000     Henry Schein, Inc. (a)                                    267,750
    7,000     PolyMedica Corp. (a)                                      283,500
    3,000     Respironics, Inc. (a)                                      89,280
                                                                      ---------
                                                                      1,236,580
                                                                      ---------

              HEALTH CARE (SPECIALIZED SERVICES) - 2.3%
    3,000     IMPATH, Inc. (a)                                          132,900
    3,000     RehabCare Group, Inc. (a)                                 144,600
   20,000     US Oncology, Inc. (a)                                     177,800
                                                                      ---------
                                                                        455,300
                                                                      ---------

              HOMEBUILDING - 4.3%
    2,000     Centex Corp.                                               81,500
    8,880     D.R. Horton, Inc.                                         201,576
    3,000     Del Webb Corp. (a)                                        116,070
    3,500     Lennar Corp.                                              145,950
    4,000     Ryland Group, Inc. (The)                                  202,400
    3,000     Toll Brothers, Inc. (a)                                   117,930
                                                                      ---------
                                                                        865,426
                                                                      ---------

              HOUSEHOLD FURNISHINGS AND APPLIANCES - 2.7%
   13,000     Furniture Brands International, Inc. (a)                  364,000
   15,000     Pier 1 Imports, Inc.                                      172,500
                                                                      ---------
                                                                        536,500
                                                                      ---------

              INSURANCE (LIFE AND HEALTH) - 0.9%
    2,500     Everest Re Group, Ltd.                                    187,000
                                                                      ---------

              INSURANCE (MULTI-LINE) - 1.3%
    9,000     Old Republic International Corp.                          261,000
                                                                      ---------


                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 June 30, 2001

                                                                       MARKET
  SHARES                                                               VALUE
 --------                                                             --------
              COMMON STOCKS - 106.8% (continued)
              INSURANCE (PROPERTY-CASUALTY) - 2.8%
    5,000     ACE, Ltd.                                               $ 195,450
    7,000     Fidelity National Financial, Inc.                         171,990
    4,000     St. Paul Companies, Inc. (The)                            202,760
                                                                      ---------
                                                                        570,200
                                                                      ---------

              IRON AND STEEL - 1.1%
    6,000     Precision Castparts Corp.                                 224,520
                                                                      ---------

              MACHINERY (DIVERSIFIED) - 0.8%
     5,00     Stewart & Stevenson Services, Inc.                        165,000
                                                                      ---------

              MANUFACTURING (DIVERSIFIED) - 1.9%
     4,00     Cooper Industries, Inc.                                   158,360
     4,00     National Service Industries, Inc.                          90,280
     6,00     Pittston Brink's Group                                    133,740
                                                                      ---------
                                                                        382,380
                                                                      ---------

              MANUFACTURING (SPECIALIZED) - 4.1%
     6,00     Englehard Corp.                                           154,740
     6,00     Flowserve Corp. (a)                                       184,500
     7,00     Goodrich Corp.                                            265,860
     6,00     Kennametal, Inc.                                          221,400
                                                                      ---------
                                                                        826,500
                                                                      ---------

              NATURAL GAS - 3.0%
    4,000     Equitable Resources, Inc.                                 133,240
    5,000     KeySpan Corp.                                             182,400
    8,000     ONEOK, Inc.                                               157,600
    5,000     Questar Corp.                                             123,800
                                                                      ---------
                                                                        597,040
                                                                      ---------

              OFFICE EQUIPMENT AND SUPPLIES - 0.3%
    4,000     Wallace Computer Services, Inc.                            66,160
                                                                      ---------

              OIL AND GAS (EXPLORATION AND PRODUCTION) - 2.1%
    6,000     Energen Corp.                                             165,600
   10,000     Patina Oil & Gas Corp.                                    265,000
                                                                      ---------
                                                                        430,600
                                                                      ---------

              OIL AND GAS (REFINING AND MARKETING) - 2.7%
    3,000     Phillips Petroleum Co.                                    171,000
    5,000     Ultramar Diamond Shamrock Corp.                           236,250
    4,000     Valero Energy Corp.                                       147,120
                                                                      ---------
                                                                        554,370
                                                                      ---------



                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001

                                                                        Market
  Shares                                                                Value
 ---------                                                            ---------
              COMMON STOCKS - 106.8% (continued)
              PERSONAL CARE - 1.1%
    5,500     Alberto-Culver Co. - Class B                            $ 231,220
                                                                      ---------


              PUBLISHING - 1.0%
    5,000     Scholastic Corp. (a)                                      210,500
                                                                      ---------

              RAILROADS - 0.9%
    5,000     CSX Corp.                                                 181,200
                                                                      ---------

              RETAIL - 5.7%
    5,000     Children's Place Retail Stores, Inc. (The) (a)            134,000
    2,000     Coldwater Creek, Inc. (a)                                  52,000
    8,000     Dress Barn, Inc. (The) (a)                                182,000
    2,800     Rent-A-Center, Inc. (a)                                   147,280
    7,000     School Specialty, Inc. (a)                                180,950
    5,000     TJX Companies, Inc. (The)                                 159,350
   12,000     Toys "R" Us, Inc. (a)                                     297,000
                                                                      ---------
                                                                      1,152,580
                                                                      ---------

              SERVICES (ADVERTISING/MARKETING) - 1.6%
   11,000     R.R. Donnelley & Sons Co.                                 326,700
                                                                      ---------

              SERVICES (COMMERICAL AND CONSUMER) - 2.2%
   10,000     Cendant Corp. (a)                                         195,000
    4,000     H & R Block, Inc.                                         258,200
                                                                      ---------
                                                                        453,200
                                                                      ---------

              SHIPPING - 1.0%
    5,000     Teekay Shipping Corp.                                     200,100
                                                                      ---------

              TEXTILES - 10.0%
    5,000     Jones Apparel Group, Inc. (a)                             216,000
    1,800     K-Swiss, Inc. - Class A                                    43,434
    4,000     Lear Corp. (a)                                            139,600
    4,000     Liz Claiborne, Inc.                                       201,800
    4,000     Mohawk Industries, Inc. (a)                               140,800
   18,000     Nautica Enterprises, Inc. (a)                             367,740
    9,000     Reebok International, Ltd. (a)                            287,550
    4,000     Timberland Co. - Class A (The) (a)                        158,040
   15,000     Tommy Hilfiger Corp. (a)                                  210,000
    7,000     V.F. Corp.                                                254,660
                                                                      ---------
                                                                      2,019,624
                                                                      ---------


                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001

                                                                        Market
 Shares                                                                 Value
--------                                                               --------
              COMMON STOCKS - 106.8% (continued)
              TOBACCO - 2.9%
    6,000     Philip Morris Companies, Inc.                           $ 304,500
    5,000     R.J. Reynolds Tobacco Holdings, Inc.                      273,000
                                                                      ---------
                                                                        577,500
                                                                      ---------

              TRUCKERS - 0.7%
    2,000     Landstar System, Inc. (a)                                 136,040
                                                                      ---------

              WASTE MANAGEMENT - 1.2%
    5,000     Stericycle, Inc. (a)                                      234,750
                                                                      ---------

              TOTAL COMMON STOCKS (COst $19,600,789)                $21,601,039
                                                                      ---------

CONTRACTS
---------
              PUT OPTION CONTRACTS - 1.4%
      225     Russell 2000 Index Option, 9/15/01 at $480              $ 134,325
      105     S&P 100 Index Option, 9/15/01 at $580                      77,700
       45     S&P 100 Index Option, 9/15/01 at $620                      75,600
                                                                      ---------

              TOTAL PUT OPTION CONTRACTS (COST $502,575)              $ 287,625
                                                                      ---------

 Shares       MONEY MARKETS - 0.2%
---------
   42,376     FIRSTAR STELLAR TREASURY FUND
               - INSTITUTIONAL CLASS (Cost $42,376)                   $  42,376
                                                                      ---------

              TOTAL INVESTMENT AT VALUE
               - 108.4% (Cost $20,145,740)                         $ 21,931,040

              LIABILITIES IN EXCESS OF OTHER ASSETS - (8.4)%         (1,702,936)
                                                                      ---------

              NET ASSETS - 100.0%                                  $ 20,228,104
                                                                     ==========


      (a)     Non-income producing security


                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                        SCHEDULE OF OPEN OPTIONS WRITTEN
                                  JUNE 30, 2001

                    Written                  Market
  Option             Call                   Value of          Premiums
 Contracts          Options                 Options           Received
 ----------        ---------               ----------        ----------

    225       Russell 2000 Index Option,
                  9/15/01 at $480           $ 898,200        $ 786,800
    105       S&P 100 Index Option,
                  9/15/01 at $580             684,600          860,656
     45       S&P 100 Index Option,
                  9/15/01 at $620             155,700          239,707
                                           ------------     ------------

                                            $ 1,738,500      $ 1,887,163
                                           ============     ============


                See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Hussman Investment Trust (the "Trust") was organized as an Ohio business trust on June 1, 2000. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently offers one diversified investment portfolio, the Hussman Strategic Growth Fund (the "Fund"). The Trust is authorized to issue an unlimited number of shares.

     As part of the Trust's organization, the Fund issued in a private placement 10,000 shares of beneficial interest to Hussman Econometrics Advisors, Inc, (the "Adviser") at $10.00 a share on June 20, 2000. The Fund commenced operations on July 24, 2000.

     The  Fund's   investment   objective  is  to  provide   long-term   capital
     appreciation,   with  added   emphasis  on  capital   preservation   during
     unfavorable market conditions.


     SECURITIES VALUATION - The Fund values its portfolio securities at market value as of the close of regular trading on the NYSE (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Investments in money market funds are valued at net asset value.

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001


     OPTION TRANSACTIONS AND VALUATION - The Fund may purchase and write put and call options on broad-based stock indices. The Fund may also purchase and write call and put options on individual securities. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the liabilities section of the Fund's Statement of Assets and Liabilities and is subsequently valued. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices, unless in the judgment of the Adviser, the prices or values available do not represent the fair value, and thus, the option is valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. As of June 30, 2001, the financial statements include options valued at $287,625 (1.4% of net assets), whose fair values have been estimated by the Board of Trustees in the absence of readily ascertainable fair values. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1.5% if redeemed within six months of the date of purchase.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     ORGANIZATION EXPENSES - All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees and printing, have been paid by the Adviser, but are subject to recovery by the Adviser pursuant to the Expense Limitation Agreement (See Note 3).

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001


     SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     For federal income tax purposes, the cost of portfolio investments amounted to $19,643,165 at June 30, 2001. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

                  Gross unrealized appreciation           $  2,720,149
                  Gross unrealized depreciation               (719,899)
                                                          -------------

                  Net unrealized appreciation             $  2,000,250
                                                          =============

     The difference between the federal income tax cost and financial reporting cost of portfolio investments is the result of certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001



     RECLASSIFICATION OF CAPITAL ACCOUNTS - For the period ending June 30, 2001, the Fund reclassified net investment losses of $70,038 against accumulated net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial reporting and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED - On November 21, 2000, the American Institute of Certified Public Accountants (AICPA) issued the Audit and Accounting Guide, "Audits of Investment Companies" (the Guide), effective for fiscal years beginning after December 15, 2000. Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.


2.   INVESTMENT TRANSACTIONS

     During the period ended June 30, 2001, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $26,495,411 and $6,971,266, respectively.


3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

     ADVISORY AGREEMENT
     Under the terms of an Advisory Agreement between the Trust and the Adviser, the Adviser receives an advisory fee at the annual rate of 1.25% of the average daily net assets of the Fund.

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001


     Pursuant to an Expense Limitation Agreement, until at least December 31, 2001, the Adviser has contractually agreed to waive a portion of its advisory fees and if necessary, reimburse the Fund's organizational and operational expenses so that the Fund's annual net expenses do not exceed 2.00% (the "Cap"). As a result of the Cap, the Adviser waived $48,075 of its investment advisory fees during the period ended June 30, 2001. If at any point the operational expenses of the Fund fall below the Cap, the Adviser may recoup fees previously waived or expenses reimbursed so long as
     (1) the fee waiver or expense reimbursement to be recouped occurred within three years of the recoupment and (2) the amount of the recouped fees and expenses does not cause the Fund's aggregate expenses on an annualized basis to exceed the Cap. Pursuant to the Expense Limitation Agreement, as of June 30, 2001, the Adviser may in the future recoup from the Fund fees waived and reimbursed organizational expenses totaling $103,075.

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $50 million; .125% on the next $50 million of such assets; .10% on the next $150 million of such assets; .075% on the next $250 million of such assets; and .05% on such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

     ACCOUNTING SERVICES AGREEMENT
     Under the terms of an Accounting Services Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly base fee of $2,500, plus an asset based fee equal to 0.01% of its average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

                           HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001



     TRANSFER AGENCY AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agency and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum of $1,500 per month. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus including, but not limited to, postage and supplies.


4.   OPTION CONTRACTS WRITTEN

     The premium amount and the number of option contracts written during the period ended June 30, 2001, were as follows:

                                                   Options             Option
                                                  Contracts           Premiums
                                                  ---------           --------
    Options outstanding at beginning
    of period                                           -          $       -
    Options written                                 1,511            4,780,656
    Options cancelled in a closing
    purchase transaction                           (1,136)          (2,893,493)
                                                  ---------         ------------
    Options outstanding at end of
    period                                            375          $ 1,887,163
                                                  =========         ============

Report of Independent Public Accountants
----------------------------------------


To the Shareholders and Board of Trustees of the Hussman Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Hussman Strategic Growth Fund (the Fund) of the Hussman Investment Trust as of June 30, 2001, and the related statements of operations, changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hussman Strategic Growth Fund as of June 30, 2001, the results of its operations, the changes in its net assets and its financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP

Cincinnati, Ohio
 July 27, 2001

HUSSMAN INVESTMENT TRUST
------------------------


PART C.  OTHER INFORMATION


Item 23.  Exhibits
-------   ---------


     (a)  Agreement and Declaration of Trust--Filed herewith

     (b) Bylaws--Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 filed on July 12, 2000


     (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws


     (d) Investment Advisory Agreement with Hussman Econometrics Advisors, Inc.--Filed herewith

     (e) (i) Distribution Agreement with Ultimus Fund Distributors, LLC--Filed herewith

          (ii) Sub-Distribution Agreement with Ultimus Fund Distributors, LLC and First Fund Distributors, Inc.--Filed herewith


     (f)  Inapplicable


     (g)  Custody Agreement with Firstar Bank, N.A.--Filed herewith

     (h) (i) Expense Limitation Agreement with Hussman Econometrics Advisors, Inc.--Filed herewith

          (ii) Administration Agreement with Ultimus Fund Solutions, LLC--Filed herewith

          (iii)Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC--Filed herewith

          (iv) Fund Accounting Agreement with Ultimus Fund Solutions, LLC--Filed herewith

     (i) Opinion of Counsel--Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 filed on July 12, 2000


     (j)  Consent of Independent Public Accountants--Filed herewith

     (k)  Inapplicable


     (l)  Initial  Capital   Agreement--Incorporated   herein  by  reference  to
          Registrant's Pre-Effective Amendment No. 2 filed on July 12, 2000

     (m)  Inapplicable

     (n)  Inapplicable

     (o)  Inapplicable


     (p)  (i) Code of Ethics--Filed herewith

          (ii) Code of Ethics of Hussman Econometrics Advisors, Inc.--Filed herewith

          (iii) Code of Ethics of Ultimus Fund Distributors, LLC--Filed herewith

(Other Exhibits)    Powers of Attorney of the  Trustees--Incorporated  herein by reference  to  Registrant's  Pre-Effective  Amendment  No. 2 filed on July 12, 2000



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-------   -------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION
-------   ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "SECTION 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          SECTION 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          SECTION 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person my be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          The Investment Advisory Agreement with Hussman Econometrics Advisors, Inc. ("Hussman") provides that Hussman shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith; provided, however, that nothing therein shall be construed to protect Hussman against any liability to the Registrant by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement.


          The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
--------  --------------------------------------------------------


          Hussman is a registered investment adviser that manages more than $45 million in assets as of September 30, 2001. Hussman is also the publisher of Hussman Investment Research & Insight (formerly called the Hussman Econometrics Newsletter), a periodic newsletter which provides an overall view of market conditions from a technical, monetary and fundamental standpoint.


          The  directors  and  officers  of  Hussman  and  any  other   business
          profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

          John P.  Hussman -  President,  Treasurer  and a director  of Hussman;
          Adjunct Assistant Professor of Economics/International Finance at University of Michigan from 1992 until 1999.

ITEM 27.  PRINCIPAL UNDERWRITERS
--------  ----------------------


          (a) Ultimus Fund Distributors, LLC (the Distributor") also acts as the principal underwriter for UC Investment Trust, Williamsburg Investment Trust and The Shepherd Street Funds, Inc., other open-end investment companies.

                                         Position with            Position with
          (b)  Name                      Distributor              Registrant
               ----                      -------------            -------------

               Robert G. Dorsey          President/Managing       Vice President
                                         Director

               John F. Splain            Secretary/Managing       Secretary
                                         Director

               Mark J. Seger             Treasurer/Managing       Treasurer
                                         Director

               Theresa M. Samocki        Vice President           Assistant
                                                                  Treasurer

          The address of all of the above-named persons is 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246.


          (c)  Inapplicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or its investment adviser, Hussman Econometrics Advisors, Inc., 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043. Certain records, including records relating to the possession of Registrant's securities, may be maintained at the offices of Registrant's custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
--------  -------------------------------------------------

          Inapplicable

ITEM 30.  UNDERTAKINGS
--------  ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Ellicott City and State of Maryland, on the 1st day of November, 2001.


                                            HUSSMAN INVESTMENT TRUST


                                            By:  /s/ John P. Hussman
                                                 --------------------
                                            John P. Hussman
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                   Date
---------                            -----                   ----

/s/ John P. Hussman                  Trustee and             November 1, 2000
--------------------                 President
John P. Hussman


/s/ Mark J. Seger                    Treasurer               November 1, 2000
--------------------
Mark J. Seger

         *                           Trustee
--------------------
David C. Anderson

         *                           Trustee                 /s/ John F. Splain
--------------------                                         -------------------
Nelson Freeburg                                              John F. Splain
                                                             Attorney-in-fact*
         *                           Trustee                 November 1, 2000
--------------------
Lee R. Baker

         *                           Trustee
--------------------
William H. Vanover

                                INDEX TO EXHIBITS
                                -----------------

     (a)  Agreement and Declaration of Trust

     (d)  Investment Advisory Agreement with Hussman Econometrics Advisors, Inc.

     (e)  (i)  Distribution  Agreement with Ultimus Fund  Distributors,  LLC
          (ii) Sub-Distribution Agreement with Ultimus Fund Distributors, LLC and First Fund Distributors, Inc.

     (g)  Custody Agreement with Firstar Bank, N.A.

     (h)  (i)  Expense Limitation Agreement with Hussman Econometrics  Advisors,
               Inc.
          (ii) Administration  Agreement with Ultimus Fund Solutions,  LLC
          (iii)Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC
          (iv) Accounting Agreement with Ultimus Fund Solutions, LLC

     (j)  Consent of Independent Public Accountants

     (p)  (i) Code of Ethics
          (ii) Code of Ethics of Hussman Econometrics Advisors, Inc.
          (iii) Code of Ethics of Ultimus Fund Distributors, LLC